Shareholders equity	9 Months Ended
Sep. 30, 2023
Shareholders Equity
Shareholders Equity

12. Shareholders’ equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At September 30, 2023, 84,246,967 ordinary shares were issued. 81,157,493 ordinary shares were fully paid and 3,089,474 ordinary shares were held by the Company as treasury shares (December 31, 2022: 3,429,888).

In December 2022, the Company issued 9,381,586 shares to Lilly pursuant to the amended and restated licensing and research collaboration between the Company and Lilly, resulting in gross proceeds of € 14,122,000, with no significant transaction costs.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and RSUs may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the nine month period ended September 30, 2023 were € 2,304,000 (nine month period ended September 30, 2022: €3,256,000), of which €2,010,000 was recorded in general and administrative costs (nine month period ended September 30, 2022: €2,552,000) and €294,000 was recorded in research and development costs (nine month period ended September 30, 2022: €704,000).